Performance Management - RBC BlueBay High Yield Bond Fund	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance of the Fund’s Class I shares from year to year and by showing how the Fund’s Class I average annual total returns (before and after taxes) compare with those of two indices. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance. The ICE BofA US High Yield Index is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index. No performance is shown for the Fund’s Class R6 shares because the Class R6 shares had not commenced operations prior to the date of this prospectus. The performance of the Fund’s Class I shares is shown, as opposed to the performance of the Fund’s Class A shares, since the Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement of the Fund’s Class I shares are closer to that of the Fund’s Class R6 shares than that of the Fund’s Class A shares. The returns for Class R6 shares will be different than the returns of Class I shares shown in the bar chart and performance table because fees and expenses of the classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. As of November 1, 2017, the Fund changed its investment strategies and certain investment policies. In view of these changes, the Fund’s performance record prior to this period might be less pertinent for investors considering whether to purchase shares of the Fund. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.com or by calling 1‑800‑422‑2766.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance of the Fund’s Class I shares from year to year and by showing how the Fund’s Class I average annual total returns (before and after taxes) compare with those of two indices.
Performance One Year or Less [Text]	No performance is shown for the Fund’s Class R6 shares because the Class R6 shares had not commenced operations prior to the date of this prospectus.
Performance Additional Market Index [Text]	The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance. The ICE BofA US High Yield Index is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	No performance is shown for the Fund’s Class R6 shares because the Class R6 shares had not commenced operations prior to the date of this prospectus. The performance of the Fund’s Class I shares is shown, as opposed to the performance of the Fund’s Class A shares, since the Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement of the Fund’s Class I shares are closer to that of the Fund’s Class R6 shares than that of the Fund’s Class A shares.
Bar Chart [Heading]	Annual Total Returns – Class I Shares
Bar Chart Closing [Text Block]	During the periods shown in the chart for Class I Shares of the Fund:QuarterYearReturnsBest quarter:Q420237.21%Worst quarter:Q22022(9.18)%
The year-to-date return of Class I shares as of September 30, 2025 was 7.59%.

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
Performance Table
The table below shows after‑tax returns for Class I shares only.
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold Fund shares through tax‑deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of Class I shares of the Fund is November 30, 2011.

Performance Table Market Index Changed	Due to new regulatory requirements, the Fund’s regulatory index has changed from the ICE BofA US High Yield Index to the Bloomberg US Aggregate Bond Index.
Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold Fund shares through tax‑deferred arrangements, such as qualified retirement plans.
Performance Table Explanation after Tax Higher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares.
Performance Table One Class of after Tax Shown [Text]	The table below shows after‑tax returns for Class I shares only.
Performance Availability Website Address [Text]	www.rbcgam.com
Performance Availability Phone [Text]	1‑800‑422‑2766
Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	7.59%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	7.21%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(9.18%)
Lowest Quarterly Return, Date	Jun. 30, 2022